Transactions with Related Parties (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Transactions with Related Parties [Abstract]
Amounts Due from Related Parties
The following table provides a schedule of amounts due from related parties, current and non-current by listing the main transactions constituting such movements and the average balance due from the related parties, current and non-current for the year ended December 31, 2023 and 2024.

	Year ended December 31,	Year ended December 31,
	2023	2024
Starting balance	$4,210,706	$18,708,328
Transfers to Treasury manager	38,355,340	7,532,456
Expenditure payments from Treasury manager	(8,979,360)	(4,419,147)
Transfers from Treasury manager for return of capital/dividend distribution(1)	(15,703,322)	(8,345,000)
Operating expense payments from related party managers	(7,903,214)	(5,113,324)
Amounts advanced to related party managers for expense payments	8,732,619	4,401,293
Working capital guarantee advances to Castor Ships-non current	392,983	—
Working capital guarantee advance transferred to current due to sale of vessel	(397,424)	—
Ending Balance	$18,708,328	$12,764,606
Average Balance	$11,459,517	$15,736,467

(1)
For the year ended December 31, 2023, the amount of $15.7 million was transferred from the Treasury manager to Robin Subsidiaries for return of capital and dividend distribution to the parent company. For the year ended December 31, 2024, the amount of $8.3 million was transferred from the Treasury manager to Robin Subsidiaries for dividend distribution to the parent company.